Long-Term Investments (Tables)	12 Months Ended
Sep. 30, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of long-term investments
	2021	2020
Huashang Micro Finance Co.	$5,897,508	$5,596,795
Longwan Rural Commercial Bank	6,981,097	6,625,133
Wenzhou Longlian Development Co., Ltd	1,293,323	1,227,377
Total	$14,171,928	$13,449,305